Note N - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2019	2018	2017

Number of shares issued	8,333	7,294	15,118

Fair value of stock contributed	$328	$295	$428

Cash contributed	500	500	250

Total expense	$828	$795	$678